Share-Based Compensation Plans - Schedule of Number of Restricted Share Units Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares
RSUs With Time Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUs with time criteria, beginning balance	784,725	351,071
RSUs with time criteria, Ending balance	964,705	784,725
RSUs with time criteria, Forfeited	(19,143)	(19,846)
RSUs with time criteria, Granted	504,670	577,536
RSUs with time criteria, Settled	(305,547)	(124,036)
PSUs With Time and Performance Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
PSUs with time and performance criteria, beginning balance	375,137	140,583
PSUs with time and performance criteria, Ending balance	555,162	375,137
PSUs with time and performance criteria, Forfeited		(47,129)
PSUs with time and performance criteria, Granted	410,888	281,683
RSUS with time and performance criteria Settled	(230,863)
DSUs [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
DSUs, beginning balance	124,616	46,576
DSUs, Ending balance	189,434	124,616
DSUs, Forfeited
DSUs, Granted	77,252	78,040
DSUs, Settled	(12,434)
RSUs Under the Historic Plan [Member] | RSUs With Time Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUs with time criteria, beginning balance	517,688	973,338
RSUs with time criteria, Ending balance		517,688
RSUs with time criteria, Forfeited		(47,564)
RSUs with time criteria, Settled	(517,688)	(408,086)
RSUs Under the Historic Plan [Member] | RSUS With Time and Performance Criterias [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUS with time and performance criteria, beginning balance	124,080	124,080
RSUS with time and performance criteria, Ending balance	124,080	124,080
RSUS with time and performance criteria, Forfeited
RSUS with time and performance criteria, Settled